COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended	6 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Time charter revenues (Note 2(n))		$ 8,246,000			$ 1,334,000
EXPENSES:
Voyage expenses (Note 2(n))		597,000			54,000
Vessel operating expenses (Note 2(p))		2,936,000			360,000
Depreciation and amortization of deferred charges (Note 4)		2,024,000			354,000
General and administrative expenses (Note 6)	$ 1,000	1,224,000			358,000
Management fees to related parties (Note 3)		411,000			74,000
Operating income/(loss)	(1,000)	1,062,000			134,000
OTHER EXPENSES
Net income/(loss) and comprehensive income/(loss)	(1,000)	1,062,000			134,000
Net income attributable to common stockholders	$ (1,000)	$ (277,000)			$ 65,000
OceanPal Inc. Predecessors
REVENUES:
Time charter revenues (Note 2(n))			$ 6,065,161	$ 4,818,779		$ 11,342,529		$ 9,410,671	$ 12,370,182
EXPENSES:
Voyage expenses (Note 2(n))			94,027	552,104		418,022		977,940	1,548,501
Vessel operating expenses (Note 2(p))			3,406,320	3,535,771		6,200,109		8,497,830	5,582,563
Depreciation and amortization of deferred charges (Note 4)			1,191,889	962,135		2,192,911		2,151,977	2,479,432
General and administrative expenses (Note 6)			560,376	609,491		1,104,894		1,265,051	809,205
Management fees to related parties (Note 3)			377,671	378,000		683,121	$ 7,330,000	756,000	728,300
Vessel Impairment charges (Note 4)									3,047,978
Vessel fair value adjustment (Note 4)				200,500				200,500
Other loss/(income)			1,418	88		(9,427)		(241,668)	37,055
Operating income/(loss)			433,460	(1,018,310)		752,899		(3,795,959)	(1,862,852)
OTHER EXPENSES
Finance costs						(1,916)
Net income/(loss) and comprehensive income/(loss)			$ 433,460	$ (1,018,310)		$ 750,983		$ (3,795,959)	$ (1,862,852)